Risk Management - Schedule of Maturities of Financial Liabilities (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Maturities of Financial Liabilities [Line Items]
Due to related parties (note 12)		$ 5,784,692	د.إ 21,241,387		د.إ 5,436,740
Trade and other payables (note 14)		875,346	3,214,271		1,226,035
Lease liability (note 16)		376,053	1,380,866	$ 593,726	2,180,163	د.إ 2,845,158
Amount in AED		7,036,091	25,836,524		8,842,938
Amount in USD (in Dollars)		7,036,091	25,836,524		8,842,938
Less than one year [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Due to related parties (note 12)			21,241,387		5,436,740
Trade and other payables (note 14)			3,214,271		1,226,035
Lease liability (note 16)			876,818		923,889
Amount in AED		6,898,823	25,332,476		7,586,664
Amount in USD (in Dollars)		6,898,823	25,332,476		7,586,664
More than one year [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Due to related parties (note 12)	[1]
Trade and other payables (note 14)	[1]
Lease liability (note 16)	[1]		504,048		1,256,274
Amount in AED	[1]	137,268	504,048		1,256,274
Amount in USD (in Dollars)	[1]	$ 137,268	د.إ 504,048		د.إ 1,256,274

[1]	There are no liabilities more than five years.